Other Assets - Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Advance payments to Zeiss	€ 75,059	€ 69,307
Prepaid expenses	186,709	161,482
Operations to be invoiced	79,803	40,912
Derivative financial instruments	52,026	38,257
VAT	61,332	41,121
Other assets	33,895	39,012
Other current assets	€ 488,824	€ 390,091